Other Financial Assets - Summary Of Composition Of The Other Financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other financial assets and non-financial assets [line items]
Composition	$ 716,507,880	$ 721,075,644
Debtors from operations [Member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	515,725,919	75,482,617
Sundry debtors [member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	159,043,513	205,940,908
Private securities [member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	27,720,635	60,727,886
Receivables from spot sales of foreign currency pending settlement [member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	6,353,587	205,709
Receivables from spot sales of government securities pending settlement [member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	762,806	376,115,276
Other [member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	8,276,125	2,971,476
Subtotal [Member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	717,882,585	721,443,872
Allowances [member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	$ (1,374,705)	$ (368,228)